Trade Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Disclosure of Accounts Receivable, Net
As of June 30, 2020 and December 31, 2019, Company’s trade accounts receivables, net are as follows:

	June 30, 2019		December 31, 2019
Trade receivables	Ps.	6,665	Ps.	11,277
The Coca-Cola Company (related party) (Note 11)		931		802
Loans to employees		82		56
FEMSA and subsidiaries (related parties) (Note 11)		656		2,039
Other related parties (Note 11)		268		614
Other		1,198		1,181
Allowance for expected credit losses		(615)		(493)

	Ps.	9,185	Ps.	15,476